S000109892 [Member] Fees and Expenses - SA Franklin Mid Cap Core Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same (except that the Example incorporates any applicable expense limitation arrangements for only the first two years). The Example does not reflect charges imposed by the Variable Contract. If the separate account fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the expenses shown in the fee table, your costs would be:

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
The Portfolio has not commenced operations as of the date of this Prospectus, but it is expected that the Survivor fund (as defined in the “Portfolio Summary – Performance Information” section below) will be reorganized into the Portfolio. During the most recent fiscal year, the Survivor fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	60.00%